Long-term Investments - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Oct. 31, 2025 CNY (¥)	Mar. 31, 2023 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Investment Holdings [Line Items]
Investments accounted for under equity method			¥ 43,226		¥ 32,285	¥ 42,166
Equity Securities without Readily Determinable Fair Value, Impairment Loss, Annual Amount			0		0	0
Distribution from capital reduction of equity investees			0		198	361
Gain on disposal of subsidiary			(378)	$ (54)	¥ 266	749
Discontinued Operations, Disposed of by Means Other than Sale [Member]
Summary of Investment Holdings [Line Items]
Equity securities without readily determinable fair value, amount			12,500
Equity Method Investee [Member]
Summary of Investment Holdings [Line Items]
Distribution from capital reduction of equity investees			¥ 4,417
Nanjing Qiqian Alpha Equity Investment LLP [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity			29.45%		49.26%
Shanghai Dewu Chuxing Investment Management Partnership [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity			47.62%
Huibao Huipei [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity			49.00%
Xiaoke [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity			49.00%
Baofu [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity			37.88%
Bay Union [Member]
Summary of Investment Holdings [Line Items]
Equity interest in a private entity	80.00%		20.00%		0.00%
Gain on disposal of subsidiary	¥ 1,392
Qiqian [Member] | Equity Method Investee [Member]
Summary of Investment Holdings [Line Items]
Distribution from capital reduction of equity investees			¥ 595
Huibao Huipei [Member] | Equity Method Investee [Member]
Summary of Investment Holdings [Line Items]
Distribution from capital reduction of equity investees			813
Common Stock [Member] | Nayuki [Member]
Summary of Investment Holdings [Line Items]
Gain on sale of investments		¥ 78
Private Equity Funds [Member] | Right Time SPC [Member]
Summary of Investment Holdings [Line Items]
Fair Value Of Investment Income (Loss)			¥ 37		¥ 62	¥ 257